Consolidated and combined statements of profit or loss and other comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenue	$ 7,260,408	$ 3,084,662	$ 2,316,716
Cost of sales	3,290,994	1,280,829	958,469
Gross profit	3,969,414	1,803,833	1,358,247
Administrative expenses	664,677	319,133	249,148
Selling expenses	853,355	551,300	454,016
Distribution expenses	331,023	121,155	103,336
Total operating expense	1,849,055	991,588	806,500
Operating income	2,120,359	812,245	551,747
Financing income (cost):
Interest expense	(80,253)	(85,429)	(86,343)
Interest income	10,930	7,028	6,707
Unrealized loss in valuation of derivative financial instruments	(287,985)	(15,680)	(16,629)
Changes in fair value of warrants	(851,520)
Foreign exchange loss, net	(30,402)	(13,330)	(6,036)
Total financing income (cost)	(1,239,230)	(107,411)	(102,301)
Income before income taxes	881,129	704,834	449,446
Income taxes:
Current	576,834	229,900	158,545
Deferred	(34,066)	2,792	(8,366)
Total income taxes	542,768	232,692	150,179
Net income for the year	338,361	472,142	299,267
Other comprehensive income items:
Remeasurement of defined benefit obligation, net of taxes	(839)	76	165
Total comprehensive income for the year	$ 337,522	$ 472,218	$ 299,432
Basic earnings per common share (pesos) (in Pesos per share)	$ 9.93	$ 15.63	$ 9.91
Diluted earnings per common share (pesos) (in Pesos per share)	$ 9.84	$ 15.63	$ 9.91